FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2009

Check here if Amendment [ ] ;  Amendment Number:

 This Amendment (Check one only):         [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Hemberger
Title:   Chief Compliance Officer
Phone:   (212) 584-2367

Signature, Place, and Date of Signing:

/s/    Matthew Hemberger    New York, New York        2/1/10
[Signature]                 [City, State]             [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                      60

Form 13F Information Table Value Total:             $   546,072
                                                     (thousands)


List of Other Included Managers:

                                      NONE

NAME OF ISSUER            TITLE OF          CUSIP      FAIR                                                              VOTING
                          CLASS             NUMBER     MARKET     SHARES OR   SH/  PUT/   INVESTMENT  OTHER             AUTHORITY
                                                       VALUE      PRINCIPAL   PRN  CALL   DISCRETION  MANAGERS SOLE  SHARED     NONE
                                                       (000'S)    AMOUNT
--------------            --------          ------     -------    ----------  ----  ---   ----------  -------- ----  -------    ----
FGX INTERNATIONAL HLDGS
  LTD                     ORD SHS           G3396L102     9658     492989 SH         SOLE                     492989
STARLIMS TECHNOLOGIES
  LTD                     SHS               M848K109      3529     254082 SH         SOLE                     254082
AMICAS INC                COM               001712108     2856     524975 SH         SOLE                     524975
AFFILIATED COMPUTER
  SERVICES                CL A              008190100    27652     463263 SH         SOLE                     463263
AIRVANA INC               COM               00950V101    10598    1394513 SH         SOLE                     1394513
ALLION HEALTHCARE INC     COM               019615103     6509     992248 SH         SOLE                     992248
BJ SVCS CO                COM               055482103    21563    1159326 SH         SOLE                     1159326
BLACK & DECKER CORP       COM               091797100    32208     496800 SH         SOLE                     496800
BURLINGTON NORTHN
  SANTA FE C              COM               12189T104    44193     448116 SH         SOLE                     448116
BURLINGTON NORTHN
  SANTA FE C              COM               12189T104        1         48 SH   PUT   SOLE                     48
CF INDS HLDGS INC         COM               125269100     3996      44018 SH         SOLE                     44018
CADBURY PLC               SPONS ADR         12721E902     1624      31611 SH         SOLE                     31611
CADBURY PLC               SPONS ADR         12721E902        9        299 SH   PUT   SOLE                     299
CALIFORNIA MICRO
  DEVICES COR             COM               130439102     6078    1290377 SH         SOLE                     1290377
CANDELA CORP              COM               136907102     3805    1255778 SH         SOLE                     1255778
CEDAR FAIR LP             DEPOSITARY UNIT   150185106     1639     143603 SH         SOLE                     143603
CELLDEX THERAPEUTICS
  INC  NEW                COM               15117B103      735     157025 SH         SOLE                     157025
CHATTEM INC               COM               162456107    22289     238895 SH         SOLE                     238895
COMBIMATRIX
  CORPORATION             COM               20009T105      128      20271 SH         SOLE                     20271
COMBIMATRIX
  CORPORATION             *W EXP 99/99/999  20009T113      188     105841 SH         SOLE                     105841
CORRIENTE RES INC         COM               23126R101     5174    3519868 SH         SOLE                     3519868
DIEDRICH COFFEE INC       COM NEW           253675201    10210     292966 SH         SOLE                     292966
EQUINIX INC               COM NEW           29444U502        9        151 SH   PUT   SOLE                     151
EQUINIX INC               COM NEW           29444U502       14         80 SH   PUT   SOLE                     80
EXXON MOBIL CORP          COM               30231G102        2        100 SH   PUT   SOLE                     100
FACET BIOTECH CORP        SHS               30303Q103      752      42800 SH         SOLE                     42800
FACET BIOTECH CORP        SHS               30303Q103       32        206 SH   CALL  SOLE                     206
FINANCIAL FED CORP        COM               317492106    25623     931746 SH         SOLE                     931746
GENESIS LEASE LTD         ADR               37183T107     1306     146278 SH         SOLE                     146278
ICT GROUP INC             COM               44929Y101    21535    1318767 SH         SOLE                     1318767
ICO INC NEW               COM               449293109    10009    1369248 SH         SOLE                     1369248
IMS HEALTH INC            COM               449934108    18568     881666 SH         SOLE                     881666
IMS HEALTH INC            COM               449934108       17       2214 SH   PUT   SOLE                     2214
IMS HEALTH INC            COM               449934108       82       3637 SH   PUT   SOLE                     3637
INTERSTATE HOTELS &
  RESRTS I                COM               46088S106     2050     931819 SH         SOLE                  931819
IOWA
  TELECOMMUNICATIONS      COM               462594201    13281     792432 SH         SOLE                  792432
I2 TECHNOLOGIES INC       COM NEW           465754208    28297    1479977 SH         SOLE                  1479977
JAVELIN
  PHARMACEUTICALS INC     COM               471894105      734     564700 SH         SOLE                  564700
MPS GROUP INC             COM               553409103    21931    1596164 SH         SOLE                  1596164
MARVEL ENTERTAINMENT
  INC                     COM               57383T103    44275     819412 SH         SOLE                  819412
MYRIAD PHARMACEUTICALS
  INC                     COM               62856H107        1         67 SH         SOLE                  67
METRO BANCORP INC PA      COM               59161R101      303      24892 SH         SOLE                  24892
OIL SVC HOLDRS TR         DEPOSITRY RCPT    678002106       12        100 SH   PUT   SOLE                  100
OIL SVC HOLDRS TR         DEPOSITRY RCPT    678002106       18         60 SH   PUT   SOLE                  60
ON2 TECHNOLOGIES INC      COM               68338A107      707    1158466 SH         SOLE                  1158466
PEOPLES UNITED
  FINANCIAL INC           COM               712704105        1        249 SH   PUT   SOLE                  249
PEPSIAMERICAS INC         COM               71343P200    21316     728494 SH         SOLE                  728494
PEPSI BOTTLING GROUP
  INC                     COM               713409100    28146     750551 SH         SOLE                  750551
QUADRAMED CORP            COM NEW           74730W507     3162     376895 SH         SOLE                  376895
SAUER-DANFOSS INC         COM               804137107      794      66142 SH         SOLE                  66142
SPRINT NEXTEL CORP        COM SER 1         852061100      581     158632 SH         SOLE                  158632
SUN MICROSYSTEMS INC      COM NEW           866810203     2335     249160 SH         SOLE                  249160
SWITCH & DATA
  FACILITIES COM          COM               871043105    25277    1250734 SH         SOLE                  1250734
SYKES ENTERPRISES INC     COM               871237103        1        100 SH   PUT   SOLE                  100
3COM CORP                 COM               885535104    10540    1405380 SH         SOLE                  1405380
VARIAN INC                COM               922206107    20864     404804 SH         SOLE                  404804
WASTE SERVICES INC DEL    COM NEW           941075202     7701     845335 SH         SOLE                  845335
WINDSTREAM CORP           COM               97381W104       32       2890 SH         SOLE                  2890
XTO ENERGY INC            COM               98385X106    19803     425600 SH         SOLE                  425600
ZILOG INC                 COM PAR $0.01     989524301     1319     372590 SH         SOLE                  372590